Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Sales	$ 39,431	$ 40,827
Costs and expenses
Cost of goods sold	34,022	35,055
Depreciation and amortization	1,345	1,278
Selling, general and administrative	1,697	1,664
Interest expense, net	82	93
Equity income	(178)	(277)
Other expense, net	240	63
Income from operations before income taxes	2,223	2,951
Income taxes	591	619
Net income	1,632	2,332
Loss (income) attributable to non-controlling interests	133	(36)
Net income attributable to Magna International Inc.	$ 1,765	$ 2,296
Earnings per Common Share:
Basic	$ 5.61	$ 6.65
Diluted	$ 5.59	$ 6.61
Weighted average number of Common Shares outstanding during the year [in millions]:
Basic	314.7	345.4
Diluted	315.8	347.5